787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

November 19, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust (the “Trust”)

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing with the Securities and Exchange Commission (the “SEC”) the Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed reorganization of Legg Mason ClearBridge Capital Fund (the “Target Fund”), a series of the Trust, with and into Legg Mason ClearBridge Mid Cap Core Fund (the “Acquiring Fund”), also a series of the Trust (the “Reorganization”).

Please note that the Registration Statement registers Class A, Class B, Class C and Class I shares of the Acquiring Fund to be issued in the Reorganization.

Pursuant to Rule 488, the Registration Statement designates an effective date of December 19, 2010.

Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell

Dianne E. O’Donnell

Enclosures

cc:	Harris C. Goldblat, Esq., Legg Mason & Co., Inc.

Rosemary D. Emmens, Esq., Legg Mason & Co., Inc.

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